1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com ALLISON M FUMAI allison.fumai@dechert.com +1 212 698 3526 Direct +1 698 698 3599 Fax

June 23, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for Morgan Stanley California Tax-Free Daily Income Trust (the “Fund”)

File Nos. 33-21803; 811-5554

Dear Sir or Madam:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 of the General Rules and Regulations promulgated thereunder, the Trust hereby files via EDGAR a copy of the preliminary proxy materials for the Special Meeting of Shareholders of the Fund, regarding a proposal to liquidate the Fund. No filing fee is required in connection with this filing.

If you have any questions, please feel free to contact me at (212) 698-3526.

Very truly yours,

/s/ Allison Fumai
Allison Fumai